AB BOND FUNDS

-AB Total Return Bond Portfolio

Advisor Class (Ticker: ABQYX)

-AB Global Bond Fund

Class A (Ticker: ANAGX); Class C (Ticker: ANACX); Advisor Class (Ticker: ANAYX); Class I (Ticker: ANAIX); Class Z (Ticker: ANAZX)

-AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

-AB High Income Fund

Class A (Ticker: AGDAX); Class C (Ticker: AGDCX); Advisor Class (Ticker: AGDYX); Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

-AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

-AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

(the “Bond Funds”)

Supplement dated February 7, 2025, to the Prospectus and Statement of Additional Information (“SAI”) of the Bond Funds dated January 31, 2025, as amended.

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As of the close of business on February 7, 2025, AB Total Return Bond Portfolio (the “Acquired Portfolio”), a series of AB Bond Fund, Inc., was acquired by AB Core Plus Bond ETF, a series of AB Active ETFs, Inc. Shares of the Acquired Portfolio are no longer offered through the Prospectus. All references to the Acquired Portfolio in the Prospectus and SAI are hereby removed.

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This Supplement should be read in conjunction with the Prospectus and SAI of the Bond Funds.

You should retain this Supplement with your Prospectus and SAI for future reference.

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